   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 1999

                                      SECURITIES ACT REGISTRATION NOS. 333-60561
                               INVESTMENT COMPANY ACT REGISTRATION NO. 811-08915
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        [X]

                         POST-EFFECTIVE AMENDMENT NO. 2                      [X]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                AMENDMENT NO. 2                              [X]

                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                          PRUDENTIAL DIVERSIFIED FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-1495

                             DAVID F. CONNOR, ESQ.
                              100 MULBERRY STREET
                              GATEWAY CENTER THREE
                         NEWARK, NEW JERSEY 07102-4077
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   COPIES TO:

                             ARTHUR J. BROWN, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                         1800 MASSACHUSETTS AVE., N.W.
                             WASHINGTON, D.C. 20036
                            ------------------------

             It is proposed that this filing will become effective
                            (check appropriate box):

                [ ] immediately upon filing pursuant to paragraph (b)

                [ ]  on October 4, 1999 pursuant to paragraph
                (b)

                [ ]  60 days after filing pursuant to paragraph
                (a)(1)
                [ ]  on (date) pursuant to paragraph (a)(1)
                [ ]  75 days after filing pursuant to paragraph
                (a)(2)
                [ ] on (date) pursuant to paragraph (a)(2) of Rule 485
                   If appropriate, check the following box:

                [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered..........  Shares of Beneficial Interest, $.001 par value per share

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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark and State of New Jersey, on the 28th day of September, 1999.

                                          PRUDENTIAL DIVERSIFIED FUNDS

                                          /s/     JOHN R. STRANGFELD
                                          --------------------------------------
                                              John R. Strangfeld, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                     SIGNATURE                                  TITLE                     DATE
                     ---------                                  -----                     ----
               /s/ EUGENE C. DORSEY                  Trustee                       September 28, 1999
---------------------------------------------------
                 Eugene C. Dorsey

            /s/ DOUGLAS H. MCCORKINDALE              Trustee                       September 28, 1999
---------------------------------------------------
              Douglas H. McCorkindale

               /s/ THOMAS T. MOONEY                  Trustee                       September 28, 1999
---------------------------------------------------
                 Thomas T. Mooney

              /s/ JOHN R. STRANGFELD                 President and Trustee         September 28, 1999
---------------------------------------------------
                John R. Strangfeld

                /s/ GRACE C. TORRES                  Treasurer and Principal       September 28, 1999
---------------------------------------------------  Financial and Accounting
                  Grace C. Torres                    Officer
